Long-Term Payables (Tables)	6 Months Ended
Mar. 31, 2024
Long-Term Payables [Abstract]
Schedule of Long-Term Borrowings	Long-term borrowings as of September 30, 2024 and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)
Long- term payable (from guarantee deposit)	$274,438	$271,590
Long- term payable (from financial lease )	1,080,128	-
Less unrecognized financing expense	96,965	-
	1,257,601	271,590
Less current portion of long-term payable	532,426	-
	$725,175	$271,590